Property, plant and equipment	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property, plant and equipment
Property, plant and equipment
Property, plant and equipment consist of the following:

2017
	Cost	Accumulated depreciation	Net book value
Generation	$2,988,569	$494,912	$2,493,657
Distribution	5,247,499	483,345	4,764,154
Land	89,935	—	89,935
Equipment and other	143,158	51,026	92,132
Construction in progress
Generation	263,418	—	263,418
Distribution	206,197	—	206,197
	$8,938,776	$1,029,283	$7,909,493

2016
	Cost	Accumulated depreciation	Net book value
Generation	$2,613,267	$419,227	$2,194,040
Distribution	2,638,488	462,454	2,176,034
Land	60,868	—	60,868
Equipment and other	139,961	44,700	95,261
Construction in progress
Generation	197,405	—	197,405
Distribution	166,338	—	166,338
	$5,816,327	$926,381	$4,889,946

Generation assets include cost of $142,789 (2016 - $142,246) and accumulated depreciation of $43,792 (2016 - $39,958) related to facilities under capital lease or owned by consolidated VIEs. Depreciation expense of facilities under capital lease was $2,117 (2016 - $2,117).
Distribution assets include cost of $2,234,243 and accumulated depreciation of $587,202 related to regulated generation and transmission assets. Water and wastewater distribution assets include expansion costs of $1,000 on which the Company does not currently earn a return.
For the year ended December 31, 2017, contributions received in aid of construction of $16,044 (2016 - $49,794) have been credited to the cost of the assets. The 2016 credit also includes Canadian renewable and conservation expense refundable tax credit for the St Damase wind facility in the amount of $14,086.